Note 19 - Goodwill and Intangible Assets (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Jan. 01, 2017
Software Licences Member
Intangible Assets LineItems
Cost of Intangible Assets and Goodwill			$ 1,214,634,000			$ 1,168,921,000
Deconsolidation of Subsidiary VWFS on Intangible Assets and Goodwill	$ (2,286,000)
Additions Intangible Assets and Goodwiill	201,446,000		211,766,000
Disposals Intangible Assets and Goodwill	266,117,000	[1]	166,053,000	[2]
Amortisation Intangible Assets and Goodwill Abstract
Amortisation of Intangible Assets and Goodwill Accumulated	513,734,000		628,893,000		$ 658,722,000
Amortisation Disposals Intangible Assets and Goodwill	266,117,000	[3]	166,053,000	[4]
Amortisation for the Period Intangible Assets and Goodwill	151,583,000		136,224,000
Amortisation Deconsolidation of Subsidiary VWFS on Intangible Assets and Goodwill	(625,000)
Carrying Amount of Intangible Assets and Goodwill	633,943,000		585,741,000
Goodwill Member
Intangible Assets LineItems
Cost of Intangible Assets and Goodwill			6,405,000			6,405,000
Deconsolidation of Subsidiary VWFS on Intangible Assets and Goodwill	(6,405,000)
Additions Intangible Assets and Goodwiill	0		0
Disposals Intangible Assets and Goodwill	0	[1]	0	[2]
Amortisation Intangible Assets and Goodwill Abstract
Amortisation of Intangible Assets and Goodwill Accumulated	0		0		0
Amortisation Disposals Intangible Assets and Goodwill	0	[3]	0	[4]
Amortisation for the Period Intangible Assets and Goodwill	0		0
Amortisation Deconsolidation of Subsidiary VWFS on Intangible Assets and Goodwill	0
Carrying Amount of Intangible Assets and Goodwill	0		6,405,000
TotalIntangibleAssetsAndGoodwillMember
Intangible Assets LineItems
Cost of Intangible Assets and Goodwill			1,221,039,000			$ 1,175,326,000
Deconsolidation of Subsidiary VWFS on Intangible Assets and Goodwill	(8,691,000)
Additions Intangible Assets and Goodwiill	201,446,000		211,766,000
Disposals Intangible Assets and Goodwill	266,117,000	[1]	166,053,000	[2]
Amortisation Intangible Assets and Goodwill Abstract
Amortisation of Intangible Assets and Goodwill Accumulated	513,734,000		628,893,000		$ 658,722,000
Amortisation Disposals Intangible Assets and Goodwill	266,117,000	[3]	166,053,000	[4]
Amortisation for the Period Intangible Assets and Goodwill	151,583,000		136,224,000
Amortisation Deconsolidation of Subsidiary VWFS on Intangible Assets and Goodwill	(625,000)
Carrying Amount of Intangible Assets and Goodwill	$ 633,943,000		$ 592,146,000

[1]	Include s write-off of fully amortized items
[2]	Include s write-off of fully amortized items
[3]	Include s write-off of fully amortized items
[4]	Include s write-off of fully amortized items